Share Capital (Details) - USD ($)															1 Months Ended	12 Months Ended
	Dec. 12, 2023	Nov. 01, 2023	Oct. 31, 2023	Jul. 13, 2023	Jun. 28, 2023	Mar. 30, 2023	Jan. 19, 2023	Dec. 31, 2022	Oct. 12, 2022	Jul. 12, 2022	Apr. 13, 2022	Mar. 09, 2022	Jan. 13, 2022	Dec. 31, 2021	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jan. 11, 2022
Share Capital (Details) [Line Items]
Number of shares outstanding						30,045									30,045
Number of shares issued				73,500		30,045	2,989,130				836	643			30,045
Exercise price (in Dollars per share)			$ 4.55				$ 0.23			$ 1.1	$ 1.1				$ 0.2		$ 105
Exercise price of common shares (in Dollars)				$ 2,315,250	$ 2,250,000		$ 140			$ 770	$ 770	$ 721				$ 5,780,750	$ 24,067,763
Proceeds of exercise of warrants (in Dollars)			$ 339,200			$ 14	$ 3,608,571									$ 3,608,571	$ 61,950	3,017,743
Warrant price per share (in Dollars per share)							$ 16.1
Purchase price per-funded warrant			75,714
Issuance costs (in Dollars)																		1,175,573
Number of pre-funded warrants	50,000	25,714
Offering gross proceeds (in Dollars)			$ 1,554,700																		$ 20,013,043
Sale to public share units								7,215,652	22,586								7,215,652
Exercisable per share (in Dollars per share)									$ 0.14
Public shares per unit (in Dollars per share)									$ 0.23
Exercisable term									5 years
Gross proceeds (in Dollars)			$ 1,215,500
Reverse splits description																In addition, the Company issued 2,271 (1,590,000 700 (one before the 1-100 and 1-7 reverse splits) pre-funded units (“Pre-Funded Units”) at $154.00 ($0.22 700 (one before the 1-100 and 1-7 reverse splits) per Pre-Funded Unit. 700 (one before the 1-100 and 1-7 reverse splits) Pre-Funded Units are comprised of 700 (one before the 1-100 and 1-7 reverse splits) -pre-funded warrant (a “Pre-Funded Warrant”) to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share, and 700 (one before the 1-100 and 1-7 reverse splits) e warrant to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share. The Pre-Funded Warrant allows the holder to acquire 700 (one before the 1-100 and 1-7 reverse splits) common shares of the Company at an exercise price of $7.00($0.01 before the 1-100 and 1-7 reverse splits) per common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrants to purchase 700 (one before the 1-100 and 1-7 reverse splits) common shares at an exercise price of $98.00 ($0.14 before the 1-100 and 1-7 reverse splits per share. The warrants are exercisable immediately and have a term of 5 years.
Proceeds pre-funded warrants (in Dollars)																$ 2,560,400
Warrant liability (in Dollars)								$ 3,036,000								$ 156,000	$ 3,036,000
Minimal exercise price (in Dollars per share)																$ 7
Share capital reverse splits description																1-100 and 1-7 reverse splits
Additional warrants purchased																1,863
Warrants to purchase shares			530,000													11,863
Exercisable common shares (in Dollars)																$ 1,610
Over-allotment option per share (in Dollars per share)																$ 0.0097
Proceeds received on warrants (in Dollars)																$ 13,043
Fair value loss (in Dollars)																962,350
Market offering price (in Dollars)																1,211
Initial stock price (in Dollars)							$ 1,330	$ 105						$ 2,590		1,211	$ 1.73
Strike rate amount (in Dollars)														$ 2,800		$ 161
Strike rate (in Dollars per share)																$ 2.53	$ 16.1
Dividend yield percentage							0.00%	0.00%						0.00%		0.00%
Volatility percentage							130.00%	110.00%						37.00%		125.00%	60.00%
Risk free rate, percentage							3.62%	4.08%						0.67%		15.00%	0.50%
Maturity term																5 years
Fair value (in Dollars)							$ 2,704
Share capital description																●On March 31, 2022, as part of the ClearRF acquisition, the Company issued 199 (138,958 before the 1-100 and 1-7 reverse splits) shares to the vendor with a fair value of $190,094. ● The Company issued 221 (155,000 before the 1-100 and 1-7 reverse splits) common shares, with a fair value of $170,500 ($770- $1.10 before the 1-100 and 1-7 reverse splits per share) to consultants as part of their compensation for services rendered. ● The Company issued 1,220 (854,219 before the 1-100 and 1-7 reverse splits) common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note. ● The Company issued 43 (30,000 before the 1-100 and 1-7 reverse splits) shares with a fair value of $22,200 ($518-$0.74 before the 1-100 and 1-7 reverse splits per share) resulting from a supplier converting RSU’s into common shares. ● The Company issued 86 (60,000 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $61,800 ($721.00 -$1.03 before the 1-100 and 1-7 reverse splits per share), to a supplier as partial compensation according to their contractual agreements. ● The Company issued 578 (404,859 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $441,296 ($763.00-$1.09 before the 1-100 and 1-7 reverse splits per share) as payment for the monthly principal repayment of $400,000 on the promissory note. ● The Company issued 978 (684,932 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $520,548 ($532.00-$0.76 before the 1-100 and 1-7 reverse splits per share), as payment for the monthly principal repayment of $400,000 on the promissory note. ● On October 12, 2022, the Company completed an underwritten public offering in the United States, raising a total of $3,986,100 in gross proceeds. The Company allocated the gross proceeds and direct costs between the units, pre-funded units and related warrants using the residual method.
Per unit									700
Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Reverse splits description																In addition, the Company issued 2,484 (1,739,130 before the 1-100 and 1-7 reverse splits) common share warrants with an exercise price of $161.00 ( $0.23 before the 1-100 and 1-7 reverse splits) to the holders of previously issued convertible note to entice the holder to waive their right to block the October 12, 2022 equity offering (“waiver warrants”). The waiver warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $98.00 ($0.14 before the 1-100 and 1-7 reverse splits, strike rate $161.00 ($0.23 before the 1-100 and 1-7 reverse splits,, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%. The fair value of the waiver warrants of $206,485 was treated as a share issuance cost.
Share capital reverse splits description																1-100 and 1-7 reverse splits
Initial stock price (in Dollars per share)																$ 1.73
Fair value (in Dollars)																$ 307,189
1-100 and 1-7 Reverse Splits [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding							18,042,857	64,098									64,098
Number of shares issued				51,450,000	50,000,000			64,098									64,098
Exercise price (in Dollars per share)			$ 0.65
Number of pre-funded warrants	90,839	180,000
1-100 and 1-7 Reverse Splits [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding								33,868,560									33,868,560
Number of shares issued								33,868,560									33,868,560
Exercise price (in Dollars per share)													$ 0.23
Strike rate (in Dollars per share)																	$ 0.23
Warrant Purchase [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding							25,775
Number of shares issued							25,775
Exercise price (in Dollars per share)			$ 4.48
Exercisable of New Warrants [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.23
1-100 and 1-7 Reverse Splits Two [Member]
Share Capital (Details) [Line Items]
Number of shares issued							18,042,857
Purchase price per-funded warrant			530,000
Exercise option received common shares		25,330
1-100 and 1-7 Reverse Splits Three [Member]
Share Capital (Details) [Line Items]
Number of shares issued						17,116,987									17,116,987
Exercise price (in Dollars per share)							$ 0.2
Proceeds of exercise of warrants (in Dollars)							$ 140
1-100 and 1-7 Reverse Splits Four [Member]
Share Capital (Details) [Line Items]
Number of shares issued																			3,915,000
Exercise price (in Dollars per share)							$ 0.2
1-100 and 1-7 Reverse Splits Five [Member]
Share Capital (Details) [Line Items]
Number of shares issued							4,270
Unexercised Common Share Purchase Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued							2,989,130
Proceeds of exercise of warrants (in Dollars)							$ 140
1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)		$ 0.01	$ 0.64	$ 0.045	$ 0.045	$ 0.2
Number of pre-funded warrants	350,000
Common Share Transactions [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)		$ 0.07		$ 31.5
Exercise price of common shares (in Dollars)			$ 1,215,500
Issuance costs (in Dollars)			$ 1,554,700
Number of pre-funded warrants	12,977
Exercise option received common shares		177,313
Sale to public share units								10.308									10.308
Exercisable term																	5 years
Gross proceeds (in Dollars)								$ 10,936,974									$ 10,936,974
Unit warrants (in Dollars)																	$ 5,395,878
Share capital reverse splits description									1-100 and 1-7 reverse splits
Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Exercisable term																5 years
Reverse splits description																In addition, the Company issued 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) pre-funded units (“Pre-Funded Units”) at $1,603 ($2.29 before the 1-100 and 1-7 reverse splits) per Pre-Funded Unit. 700 (one before the 1-100 and 1-7 reverse splits) Pre-Funded Unit is comprised of 700 (one before the 1-100 and 1-7 reverse splits) one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase 700 ((one before the 1-100 and 1-7 reverse splits) common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrant to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share. The Pre-Funded Warrant allows the holder to acquire 700 ((one before the 1-100 and 1-7 reverse splits) common share of the Company at an exercise price of $7.00 ($0.01 before the 1-100 and 1-7 reverse splits) per common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrants to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share at an exercise price of $1,610.00 ($2.30 before the 1-100 and 1-7 reverse splits)per share.
Minimal exercise price (in Dollars per share)																$ 0.01
Warrants to purchase shares			75,714
Strike rate (in Dollars per share)																$ 0.23
Dividend yield percentage																0.00%
Option Warrants [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Additional warrants purchased																1,304,347
Warrants to purchase shares																1,304,347
Common shares exercisable per share (in Dollars per share)																$ 2.3
Option warrant liability (in Dollars)																$ 975,393
Market price per share (in Dollars per share)																$ 1.73
Initial stock price (in Dollars per share)																1.73
Strike rate (in Dollars per share)																$ 2.3
Dividend yield percentage																0.00%
Warrant expiration term																5 years
Volatility percentage																60.00%
Risk free rate, percentage																0.50%
Maturity term																10 years
Common Shares [Member]
Share Capital (Details) [Line Items]
Number of shares issued			267,143
Share capital reverse splits description									1-100 and 1-7 reverse splits							1-100 and 1-7 reverse splits
Per unit									700
Common Shares [Member] | Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Over Allotment Options [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Common share transactions, description																The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) 0common shares that were fully issued.
Underwritten Public Offering [Member]
Share Capital (Details) [Line Items]
Number of shares issued			1,870,000
Sale to public share units									15,810,000
Public shares per unit (in Dollars per share)									$ 161
Share capital reverse splits description									1-100 and 1-7 reverse splits
Warrants [Member]
Share Capital (Details) [Line Items]
Per unit									700
Top of Range [Member]
Share Capital (Details) [Line Items]
Proceeds of exercise of warrants (in Dollars)							$ 161
Exercise price (in Dollars per share)							$ 140
Proceeds of exercise of warrants (in Dollars)																$ 161
Warrant liability (in Dollars)														$ 0				0
Top of Range [Member] | 1-100 and 1-7 Reverse Splits [Member]
Share Capital (Details) [Line Items]
Number of shares issued						30,045									30,045
Top of Range [Member] | Warrant Exercise Agreements [Member]
Share Capital (Details) [Line Items]
Proceeds of exercise of warrants (in Dollars)							$ 161
Top of Range [Member] | 1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.23
Top of Range [Member] | Common Share Transactions [Member]
Share Capital (Details) [Line Items]
Exercisable per share (in Dollars per share)								$ 161									$ 161
Public shares per unit (in Dollars per share)																	1,610
Bottom of Range [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.2
Proceeds of exercise of warrants (in Dollars)							$ 1,400
Warrant liability (in Dollars)														$ 2,177,000				$ 2,177,000
Bottom of Range [Member] | 1-100 and 1-7 Reverse Splits [Member]
Share Capital (Details) [Line Items]
Number of shares issued						21,031,987									21,031,987
Bottom of Range [Member] | 1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.2
Bottom of Range [Member] | Common Share Transactions [Member]
Share Capital (Details) [Line Items]
Exercisable per share (in Dollars per share)								$ 0.23									0.23
Public shares per unit (in Dollars per share)																	$ 2.3
Lind Partners [Member] | Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Warrant liability (in Dollars)																$ 1,106,747
Lind Partners [Member] | Top of Range [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.07
Lind Partners [Member] | Bottom of Range [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Black-Scholes Model [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Black-Scholes Model [Member] | Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Initial stock price (in Dollars)																$ 1,211
Strike rate amount (in Dollars)																$ 1,771
Dividend yield percentage																0.00%
Warrant expiration term																5 years
Volatility percentage																60.00%
Risk free rate, percentage																0.50%
Black-Scholes Model [Member] | Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Black-Scholes Model [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Initial stock price (in Dollars per share)																$ 0.14
Strike rate amount (in Dollars)																$ 161
First Week of April 2023 [Member]
Share Capital (Details) [Line Items]
Number of shares issued						24,453									24,453
First Week of April 2023 [Member] | 1-100 and 1-7 Reverse Splits Two [Member]
Share Capital (Details) [Line Items]
Number of shares issued						17,116,987									17,116,987
First Week of April 2023 [Member] | 1-100 and 1-7 Reverse Splits Three [Member]
Share Capital (Details) [Line Items]
Number of shares issued						24,453									24,453
Stock Options [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding																2,130
Proceeds of exercise of warrants (in Dollars)																	$ 1,610
Exercise price (in Dollars per share)																	$ 2.3
Exercise price of common shares (in Dollars)												$ 721
Stock Options [Member] | Underwritten Public Offering [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description									1-100 and 1-7 reverse splits
Black Scholes Option Pricing Model [Member]
Share Capital (Details) [Line Items]
Volatility percentage																135.00%
Risk free rate, percentage																4.08%
Black Scholes Option Pricing Model [Member] | Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Warrant expiration term																5 years
Warrants [Member]
Share Capital (Details) [Line Items]
Exercise price of common shares (in Dollars)																	$ 1,771
Warrants [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Minimal exercise price (in Dollars per share)																$ 7
Share capital reverse splits description																1-100 and 1-7 reverse splits
Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued						21,031,987									21,031,987	621				30,045
Exercise price (in Dollars per share)																	$ 0.15
Share capital reverse splits description																1-100 and 1-7 reverse splits
Exercisable common shares (in Dollars)																$ 1,771
Common shares exercisable per share (in Dollars per share)																$ 2.53
Over-allotment option per share (in Dollars per share)																$ 6.79
Volatility percentage																	110.00%
Risk free rate, percentage																	4.08%
Warrants [Member] | Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued																434,783
Warrants [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description									1-100 and 1-7 reverse splits							1-100 and 1-7 reverse splits
Per unit									700
Warrant exercisable price (in Dollars per share)									$ 98
Warrants [Member] | Black-Scholes Model [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description																1-100 and 1-7 reverse splits
Warrants [Member] | Black-Scholes Model [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Initial stock price (in Dollars)																$ 98
Warrants [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Share capital reverse splits description									1-100 and 1-7 reverse splits
Ordinary shares [member]
Share Capital (Details) [Line Items]
Number of shares outstanding																570,462
Number of shares issued			267,143		71,428											570,462			5,593
Exercise price (in Dollars per share)					$ 31.5
Warrants [Member] | Common Shares [Member]
Share Capital (Details) [Line Items]
Minimal exercise price (in Dollars per share)																$ 0.01